Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended
	May 06, 2024	Sep. 30, 2025	Sep. 30, 2025	Dec. 31, 2024	Sep. 18, 2025	Dec. 31, 2023
Accounting Policies [Line Items]
Cash		$ 178,774	$ 178,774	$ 2,412,564	$ 100,000,000	$ 0
Unrecognized tax benefits		0	0	0		0
Amounts accrued for interest and penalties		0	0	0		$ 0
Transaction costs of stock	$ 14,560,986		14,560,986	14,560,986
Upfront discount on underwriters	5,750,000		5,750,000	5,750,000
Deferred underwriting fees	10,062,500		10,062,500	10,062,500
Other offering cost	557,236		557,236	557,236
Reimbursement of underwriters fee	$ 1,808,750		1,808,750	1,808,750
Cash and Cash Equivalents		0	0	0
Maximum threshold limit of withdrawal for working capital deficit		1,000,000	1,000,000	1,000,000
Proceeds from Sale of Trust Assets to Pay Expenses		1,000,000	1,000,000	1,000,000
Net amounts of withdrawn from working capital requirements			1,000,000	1,000,000
Remaining available permitted withdrawal for working capital deficit		0	0
Withdrawn amount for working capital deficit				1,000,000
US Treasury Securities [Member]
Accounting Policies [Line Items]
Trading securities debt amortized cost		304,540,312	304,540,312	296,120,431
US Treasury Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Accounting Policies [Line Items]
Cash and Cash Equivalents		304,575,975	304,575,975	296,133,481
Debt Securities, Held-to-Maturity, Fair Value		304,575,975	304,575,975	296,133,481
Money Market Investment [Member] | Fair Value, Inputs, Level 1 [Member]
Accounting Policies [Line Items]
Cash and Cash Equivalents		308	308	2,216
Debt Securities, Held-to-Maturity, Fair Value		$ 308	$ 308	$ 2,216